Share-based Compensation Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-based Compensation Stock Incentive Plans
Schedule of assumptions used in estimating the fair value of stock options

Three Months Ended
March 31,
	2024	2023

Expected volatility	47% – 50%	74% – 80%
Risk-free interest rate	4.1% – 4.3%	3.61% – 3.66%
Expected life (in years)	5.27-6.25	5.50 – 6.25
Expected dividend yield	—	—

AEON 2013 Stock Incentive Plan
Share-based Compensation Stock Incentive Plans
Schedule of stock option activity

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	10,516,525	$1.51
Options granted	—	—
Options forfeited	(821,635)	1.23
Outstanding, December 31, 2022	9,694,890	1.53
Exercisable, December 31, 2022	9,694,890	$1.53

Outstanding, January 1, 2023	9,694,890	$1.53
Options granted	—	—
Options forfeited	—	—
Options cancelled in connection with Merger	(9,694,890)	1.53
Outstanding, July 21, 2023	—	—
Exercisable, July 21, 2023	—	$—

ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Schedule of stock option activity

Weighted
Average
	Number of	Exercise
	Shares	Price
Successor
Outstanding, January 1, 2024	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, March 31, 2024	3,515,219	10.00
Exercisable, March 31, 2024	—	$—

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	38,172	$986.36
Options granted	16,437	898.58
Options forfeited	(9,075)	965.92
Outstanding, December 31, 2022	45,534	958.75
Exercisable, December 31, 2022	23,155	$958.86

Outstanding, January 1, 2023	45,534	$958.75
Options granted	—	—
Options forfeited	(404)	1,021.98
Outstanding, July 21, 2023	45,130	959.06
Exercisable, July 21, 2023	30,968	$956.64

Successor
Outstanding, July 22, 2023 (converted)	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, December 31, 2023	3,515,219	10.00
Exercisable, December 31, 2023	—	$—

Summary of restricted stock units activity

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Successor
Outstanding, January 1, 2024	1,012,994	$10.84
Granted	—	—
Vested	—	—
Forfeited	(21,428)	10.84
Outstanding, March 31, 2024	991,566	$10.84

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Successor
Outstanding, July 22, 2023	—	$—
Granted	1,169,366	10.84
Vested	(127,801)	10.84
Forfeited	(28,571)	10.84
Outstanding, December 31, 2023	1,012,994	$10.84

Schedule of assumptions used in estimating the fair value of stock options
	December 31,
	2023	2022

Expected volatility	57%	47% – 61%
Risk-free interest rate	4.1% – 4.4%	1.87% – 3.92%
Expected life (in years)	3.00-6.25	5.75 – 6.25
Expected dividend yield	—	—

AEON Biopharma Inc 2023 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Schedule of stock option activity

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Outstanding, January 1, 2024	331,753	$5.47
Options granted	698,360	13.26
Options forfeited	—	—
Outstanding, March 31, 2024	1,030,113	$10.75
Exercisable, March 31, 2024	—	$—

Weighted
Average
	Number of	Exercise
	Shares	Price

Outstanding, July 22, 2023	—	$—
Options granted	331,753	5.47
Options forfeited	—	—
Outstanding, December 31, 2023	331,753	$5.47
Exercisable, December 31, 2023	—	$—